OPERATING LEASES (Schedule of Rental Expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Leases [Abstract]
Sublease income	$ 7,176,809	$ 7,136,528
Operating lease cost	(4,767,660)	(4,517,273)
Excess of sublease income over lease cost	$ 2,409,149	$ 2,619,255